Cover	Oct. 21, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2019
Entity File Number	001-38597
Entity Registrant Name	American Finance Trust, Inc.
Entity Central Index Key	0001568162
Entity Tax Identification Number	90-0929989
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	405 Park Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	AFIN
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
Trading Symbol	AFINP
Security Exchange Name	NASDAQ